NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2022	Mar. 03, 2022	Dec. 31, 2021	May 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 05, 2020
Net Long-term Portion			$ 354,453			$ 0
Net Related Party Notes Payable Current Portion			(11,810)			(11,810)
Current portion		$ 47,500		$ 75,000	$ 91,667		$ 125,000
Related Party Notes Payable [Member]
Net Long-term Portion			11,810			11,810
Notes Payable with Detached Free-standing Warrants	$ 1,000,000		1,000,000			0
Unamortized Discount			(645,547)			0
Net Related Party Notes Payable			366,263			$ 11,810
Convertible Notes Payable with Detached Free-standing Warrants	1,000,000		1,000,000
Conventional Non-Convertible Notes Payable	11,810		11,810
Unamortized Debt Discount	(397,603)		(645,547)
Net Non-Related Party Notes Payable	614,207		366,263
Current portion	614,207		11,810
Net Long-Term Portion	$ 0		$ 354,453